Portfolio of investments—February 28, 2022 (unaudited)

	Shares	Value
Common stocks: 97.98%
Communication services: 7.71%
Diversified telecommunication services: 3.51%
AT&T Incorporated	233,781	$ 5,538,272
Verizon Communications Incorporated	52,961	2,842,417
		8,380,689
Media: 3.97%
Comcast Corporation Class A	52,018	2,432,362
Interpublic Group of Companies Incorporated	118,513	4,361,278
Omnicom Group Incorporated	31,995	2,684,061
		9,477,701
Wireless telecommunication services: 0.23%
T-Mobile US Incorporated †	4,433	546,190
Consumer discretionary: 3.19%
Auto components: 0.14%
Aptiv plc †	2,489	322,176
Automobiles: 0.84%
General Motors Company †	43,045	2,011,062
Diversified consumer services: 0.54%
Houghton Mifflin Harcourt Company †	61,585	1,290,206
Hotels, restaurants & leisure: 0.17%
Marriott International Incorporated Class A †	2,431	413,610
Multiline retail: 1.12%
Macy's Incorporated	19,827	513,916
Target Corporation	10,866	2,170,701
		2,684,617
Specialty retail: 0.17%
Signet Jewelers Limited	5,725	403,613
Textiles, apparel & luxury goods: 0.21%
PVH Corporation	5,009	490,331
Consumer staples: 8.36%
Beverages: 1.08%
The Coca-Cola Company	41,279	2,569,205
Food & staples retailing: 1.45%
Walmart Incorporated	25,621	3,462,934
Food products: 1.71%
Bunge Limited	11,735	1,226,894
Darling Ingredients Incorporated †	574	41,604
Mondelez International Incorporated Class A	16,013	1,048,531
The Simply Good Foods Company †	27,894	1,105,439
Tyson Foods Incorporated Class A	7,176	664,928
		4,087,396
See accompanying notes to portfolio of investments

Allspring Large Company Value Portfolio  |  1

Portfolio of investments—February 28, 2022 (unaudited)

	Shares	Value
Household products: 2.19%
Colgate-Palmolive Company	19,526	$ 1,502,526
Energizer Holdings Incorporated	89,703	2,995,183
Kimberly-Clark Corporation	1,952	254,053
The Procter & Gamble Company	3,097	482,791
		5,234,553
Personal products: 0.04%
The Estee Lauder Companies Incorporated Class A	301	89,195
Tobacco: 1.89%
Altria Group Incorporated	87,710	4,498,646
Energy: 5.42%
Oil, gas & consumable fuels: 5.42%
ConocoPhillips	47,405	4,496,838
EOG Resources Incorporated	17,224	1,979,382
Exxon Mobil Corporation	51,229	4,017,378
Marathon Petroleum Corporation	31,273	2,435,229
		12,928,827
Financials: 18.73%
Banks: 6.95%
Bank of America Corporation	96,664	4,272,549
Citigroup Incorporated	22,472	1,331,017
Hancock Whitney Corporation	25,793	1,436,154
JPMorgan Chase & Company	33,168	4,703,222
PNC Financial Services Group Incorporated	4,978	991,867
Truist Financial Corporation	48,297	3,005,039
US Bancorp	15,198	859,295
		16,599,143
Capital markets: 2.77%
Ameriprise Financial Incorporated	4,934	1,479,164
Bank of New York Mellon Corporation	29,458	1,565,693
CME Group Incorporated	4,102	970,246
Intercontinental Exchange Incorporated	13,362	1,711,939
KKR & Company Incorporated Class A	3,095	186,071
Morgan Stanley	6,885	624,745
S&P Global Incorporated	205	77,019
		6,614,877
Consumer finance: 2.85%
American Express Company	19,608	3,814,540
Capital One Financial Corporation	19,445	2,980,335
		6,794,875
Diversified financial services: 3.25%
Berkshire Hathaway Incorporated Class B †	20,880	6,711,876
Equitable Holdings Incorporated	31,999	1,045,087
		7,756,963
Insurance: 2.91%
American Financial Group Incorporated	708	95,856
MetLife Incorporated	52,167	3,523,881
See accompanying notes to portfolio of investments

2  |  Allspring Large Company Value Portfolio

Portfolio of investments—February 28, 2022 (unaudited)

	Shares	Value
Insurance (continued)
Old Republic International Corporation	24,525	$ 646,234
Progressive Corporation	4,673	495,011
Stewart Information Services Corporation	13,171	894,047
W.R. Berkley Corporation	14,274	1,288,942
		6,943,971
Health care: 17.24%
Biotechnology: 3.44%
AbbVie Incorporated	28,077	4,148,938
Amgen Incorporated	7,045	1,595,552
Gilead Sciences Incorporated	23,741	1,433,956
Moderna Incorporated †	6,712	1,030,963
		8,209,409
Health care equipment & supplies: 1.55%
Abbott Laboratories	13,411	1,617,635
Baxter International Incorporated	5,692	483,649
Medtronic plc	15,265	1,602,672
		3,703,956
Health care providers & services: 2.85%
Anthem Incorporated	11,257	5,086,475
Cigna Corporation	3,684	875,982
Humana Incorporated	1,229	533,779
Molina Healthcare Incorporated †	969	297,357
		6,793,593
Life sciences tools & services: 1.97%
Agilent Technologies Incorporated	9,128	1,189,926
IQVIA Holdings Incorporated †	11,032	2,538,684
Medpace Holdings Incorporated †	6,396	978,396
		4,707,006
Pharmaceuticals: 7.43%
Bristol-Myers Squibb Company	45,077	3,095,438
Johnson & Johnson	46,686	7,683,115
Pfizer Incorporated	147,848	6,939,985
		17,718,538
Industrials: 12.63%
Aerospace & defense: 2.55%
General Dynamics Corporation	25,962	6,086,791
Air freight & logistics: 1.36%
FedEx Corporation	14,647	3,255,589
Airlines: 0.15%
SkyWest Incorporated †	12,461	350,279
Electrical equipment: 3.05%
Eaton Corporation plc	18,554	2,862,697
Emerson Electric Company	47,596	4,422,620
		7,285,317
See accompanying notes to portfolio of investments

Allspring Large Company Value Portfolio  |  3

Portfolio of investments—February 28, 2022 (unaudited)

	Shares	Value
Industrial conglomerates: 2.88%
3M Company	15,722	$ 2,337,075
Honeywell International Incorporated	23,871	4,529,522
		6,866,597
Machinery: 1.92%
Mueller Industries Incorporated	78,859	4,498,906
Stanley Black & Decker Incorporated	532	86,556
		4,585,462
Professional services: 0.72%
Korn Ferry International	22,128	1,466,201
Manpower Incorporated	2,307	245,188
		1,711,389
Information technology: 10.93%
Electronic equipment, instruments & components: 1.34%
Arrow Electronics Incorporated †	14,843	1,809,065
Vishay Intertechnology Incorporated	72,895	1,398,855
		3,207,920
IT services: 2.33%
Cognizant Technology Solutions Corporation Class A	28,933	2,491,999
DXC Technology Company †	53,717	1,827,990
International Business Machines Corporation	10,208	1,250,582
		5,570,571
Semiconductors & semiconductor equipment: 3.79%
Intel Corporation	46,661	2,225,730
Microchip Technology Incorporated	22,315	1,569,414
Micron Technology Incorporated	59,017	5,244,251
		9,039,395
Software: 3.47%
Dolby Laboratories Incorporated Class A	965	72,472
InterDigital Incorporated	13,997	901,687
Intuit Incorporated	1,858	881,379
Microsoft Corporation	11,677	3,488,971
NCR Corporation †	13,689	554,678
SS&C Technologies Holdings Incorporated	31,646	2,372,501
		8,271,688
Materials: 2.65%
Chemicals: 0.28%
Air Products & Chemicals Incorporated	216	51,041
Celanese Corporation Series A	4,474	623,139
		674,180
Metals & mining: 2.37%
Freeport-McMoRan Incorporated	101,118	4,747,490
Materion Corporation	10,903	910,946
		5,658,436
See accompanying notes to portfolio of investments

4  |  Allspring Large Company Value Portfolio

Portfolio of investments—February 28, 2022 (unaudited)

	Shares	Value
Real estate: 5.82%
Equity REITs: 4.60%
Gaming and Leisure Properties Incorporated	18,019	$ 818,243
PotlatchDeltic Corporation	80,178	4,401,772
Prologis Incorporated	6,487	946,129
Public Storage Incorporated	10,458	3,712,799
Simon Property Group Incorporated	7,941	1,092,364
		10,971,307
Real estate management & development: 1.22%
Douglas Elliman Incorporated †	13,785	103,939
Jones Lang LaSalle Incorporated †	6,069	1,494,309
Kennedy Wilson Holdings Incorporated	8,371	185,334
Newmark Group Incorporated Class A	64,566	1,141,527
		2,925,109
Utilities: 5.30%
Electric utilities: 3.80%
American Electric Power Company Incorporated	25,448	2,306,861
Constellation Newenergy	13,440	617,971
Duke Energy Corporation	5,539	556,171
NextEra Energy Incorporated	54,873	4,294,910
The Southern Company	20,094	1,301,488
		9,077,401
Multi-utilities: 1.50%
Dominion Energy Incorporated	44,822	3,564,694
Total Common stocks (Cost $224,860,439)		233,835,407

		Yield
Short-term investments: 1.61%
Investment companies: 1.61%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	3,833,793	3,833,793
Total Short-term investments (Cost $3,833,793)				3,833,793
Total investments in securities (Cost $228,694,232)	99.59%			237,669,200
Other assets and liabilities, net	0.41			982,282
Total net assets	100.00%			$238,651,482

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

Allspring Large Company Value Portfolio  |  5

Portfolio of investments—February 28, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,849,497	$38,424,696	$(38,440,400)	$0	$0	$3,833,793	3,833,793	$663
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	19	3-18-2022	$4,297,448	$4,149,600	$0	$(147,848)
See accompanying notes to portfolio of investments

6  |  Allspring Large Company Value Portfolio

Notes to portfolio of investments—February 28, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring Large Company Value Portfolio  |  7

Notes to portfolio of investments—February 28, 2022 (unaudited)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$18,404,580	$0	$0	$18,404,580
Consumer discretionary	7,615,615	0	0	7,615,615
Consumer staples	19,941,929	0	0	19,941,929
Energy	12,928,827	0	0	12,928,827
Financials	44,709,829	0	0	44,709,829
Health care	41,132,502	0	0	41,132,502
Industrials	30,141,424	0	0	30,141,424
Information technology	26,089,574	0	0	26,089,574
Materials	6,332,616	0	0	6,332,616
Real estate	13,896,416	0	0	13,896,416
Utilities	12,642,095	0	0	12,642,095
Short-term investments
Investment companies	3,833,793	0	0	3,833,793
Total assets	$237,669,200	$0	$0	$237,669,200
Liabilities
Futures contracts	$147,848	$0	$0	$147,848
Total liabilities	$147,848	$0	$0	$147,848
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of February 28, 2022, $534,988 was segregated as cash collateral for open futures contracts.
For the nine months ended February 28, 2022, the Portfolio did not have any transfers into/out of Level 3.

8  |  Allspring Large Company Value Portfolio